CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member] Nonvoting Common Stock [Member]	Common Stock [Member] Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance (in shares) at Dec. 31, 2019			10,291,688
Beginning balance at Dec. 31, 2019	$ 2,554		$ 1	$ 6,293	$ (3,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			1,799,811
Retroactive conversion of shares due to Business Combination			47,999,249
Share redemption (in shares)			(2,014,729)
Share redemption	(11)			(11)
Stock-based compensation	3,295		$ 0	3,295	0
Net loss	(8,409)				(8,409)
Ending balance (in shares) at Dec. 31, 2020		8,944,465	58,076,019
Ending balance at Dec. 31, 2020	(2,571)	$ 0	$ 1	9,577	(12,149)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		2,086,829
Stock-based compensation	4,942			4,942
Net loss	(9,398)				(9,398)
Ending balance (in shares) at Mar. 31, 2021		11,031,294	58,076,019
Ending balance at Mar. 31, 2021	(7,027)	$ 0	$ 1	14,519	(21,547)
Beginning balance (in shares) at Dec. 31, 2020		8,944,465	58,076,019
Beginning balance at Dec. 31, 2020	(2,571)	$ 0	$ 1	9,577	(12,149)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			1,182,129
Merger recapitalization, net of issuance costs (in shares)			23,817,279
Merger recapitalization, net of issuance costs $30,422	137,531		$ 8	137,523	0
Vesting of restricted stock units, net (in shares)			45,386
Cash distribution to Legacy Local Bounti shareholders	(27,320)			(27,320)
Conversion of Convertible Notes to common stock (in shares)			3,224,068
Conversion of Convertible Notes to common stock	32,241		$ 0	32,241	0
Stock-based compensation	17,895			17,895
Net loss	(56,093)				(56,093)
Ending balance (in shares) at Dec. 31, 2021		0	86,344,881
Ending balance at Dec. 31, 2021	101,683	$ 0	$ 9	169,916	(68,242)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units, net (in shares)			120,876
Stock-based compensation	11,042			11,042
Net loss	(25,772)				(25,772)
Ending balance (in shares) at Mar. 31, 2022		0	86,465,757
Ending balance at Mar. 31, 2022	$ 86,953	$ 0	$ 9	$ 180,958	$ (94,014)